TAXES BASED ON INCOME (Tables)	12 Months Ended
Jan. 03, 2015
Taxes Based on Income
Taxes based on Income (loss)

(In millions)	2014	2013	2012

Current:
U.S. federal tax	$14.5	$1.9	$(18.7)
State taxes	(.2)	.3	(2.4)
International taxes	115.0	107.3	101.2

	129.3	109.5	80.1

Deferred:
U.S. federal tax	(21.4)	(11.2)	9.5
State taxes	8.0	1.3	(9.3)
International taxes	(2.6)	19.2	(.3)

	(16.0)	9.3	(.1)

Provision for income taxes	$113.3	$118.8	$80.0

The principal item accounting for the difference between taxes

(In millions)	2014	2013	2012

Computed tax at 35% of income before taxes	$127.5	$127.1	$83.1
Increase (decrease) in taxes resulting from:
State taxes, net of federal tax benefit	1.4	2.4	1.1
Foreign earnings taxed at different rates (1)(2)	(15.9)	(14.7)	11.8
Valuation allowance	16.0	(4.3)	(23.6)
Corporate owned life insurance	(4.2)	(6.9)	(5.5)
U.S. federal research and development tax credits	(1.6)	(7.0)	–
Tax contingencies and audit settlements	(2.7)	23.1	9.4
Expiration of carryforward items	1.4	2.5	4.8
Other items, net	(8.6)	(3.4)	(1.1)

Provision for income taxes	$113.3	$118.8	$80.0

(1)	Included foreign earnings taxed in the U.S., net of credits, for all years.
(2)	Included $12.1 million and $11.2 million of expense related to the accrual of U.S. taxes on certain foreign earnings for 2013 and 2012, respectively. For 2014, there was no such accrual.

Income (loss) from continuing operations before taxes from our U.S. and international operations

(In millions)	2014	2013	2012

U.S.	$3.5	$(36.2)	$(125.7)
International	360.9	399.3	363.3

Income from continuing operations before taxes	$364.4	$363.1	$237.6

Components of the temporary differences

(In millions)	2014	2013

Accrued expenses not currently deductible	$40.7	$44.7
Net operating losses	277.7	306.2
Tax credit carryforwards	104.2	129.2
Postretirement and postemployment benefits	97.6	100.8
Pension costs	154.0	95.7
Inventory reserves	9.1	8.6
Other assets	9.2	6.2
Valuation allowance	(75.0)	(59.0)

Total deferred tax assets (2)	617.5	632.4

Depreciation and amortization	(121.8)	(127.8)
Repatriation accrual (1)	1.9	(52.9)
Foreign operating loss recapture	(118.0)	(136.5)
Other liabilities	(3.0)	(1.8)

Total deferred tax liabilities (2)	(240.9)	(319.0)

Total net deferred tax assets	$376.6	$313.4

(1)

Included in the repatriation accrual as of January 3, 2015 was a net deferred tax liability of $4.4 million associated with the future tax cost to repatriate non-permanently reinvested earnings of our foreign subsidiaries which is more than offset by a contra deferred tax liability of $6.3 million related to unrealized foreign exchange losses associated with earnings of our foreign subsidiaries that can be repatriated to the U.S. in future periods without incurring any additional U.S. federal income taxes.

(2)	Reflect gross amounts before jurisdictional netting of deferred tax assets and liabilities.

Schedule of tax credit and net operating loss carryforwards

(In millions)	Net Operating Losses (1)	Tax Credits

Expires in 2015	$15.3	$.6
Expires in 2016	8.1	.7
Expires in 2017	15.5	.4
Expires in 2018	16.5	23.9
Expires in 2019	4.6	33.2
Expires in 2020	17.7	15.9
Expires in 2021	8.2	.3
Expires in 2022	2.8	9.6
Expires in 2023	13.7	5.2
Expires in 2024	3.3	.3
Expires in 2025	–	.1
Expires in 2026	–	1.2
Expires in 2027	–	.1
Expires in 2028	–	.1
Expires in 2029	1.8	.1
Expires in 2030	.4	–
Expires in 2031	.6	–
Expires in 2032	1.1	–
Expires in 2033	–	1.8
Expires in 2034	–	1.6
Indefinite life/no expiration	819.1	9.1

Total	$928.7	$104.2

(1)	Net operating losses are presented before tax effect

Reconciliation of the beginning and ending amount of unrecognized tax benefits

(In millions)	2014	2013

Balance at beginning of year	$137.2	$121.6
Additions based on tax positions related to the current year	18.2	20.1
Additions for tax positions of prior years	7.8	8.3
Reductions for tax positions of prior years:
Changes in judgment	(1.8)	(4.0)
Settlements	(15.8)	(2.6)
Lapses and statute expirations	(13.8)	(6.2)
Changes due to translation of foreign currencies	(9.2)	–

Balance at end of year	$122.6	$137.2